Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Equipment and office facilities | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	3 years
Equipment and office facilities | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	10 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	20 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Property, Plant and Equipment	40 years
Software and costs for purchasing or developing software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life, Software and certain costs incurred for purchasing or developing software	3 years
Software and costs for purchasing or developing software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life, Software and certain costs incurred for purchasing or developing software	5 years